Loans and advances, net (Tables)	12 Months Ended
Dec. 31, 2020
Loans and advances, net
Schedule of loans and advances

Loans and advances originated and retained by the Company consist of the following:

	As of December 31
	2019	2020
	RMB	RMB	US$
Current portion:
Loans receivable (i)
Auto-backed loans	125,058	39,253	6,016
Other secured loans	126,251	28,740	4,405
Unsecured loans	97,465	22,353	3,426
Sub-total	348,774	90,346	13,847

Acquired non-performing loans (ii)
Auto-backed loans	1,641,865	1,762,686	270,143
Other secured loans	358,535	385,575	59,092
Unsecured loans	426,526	7,595	1,164
Sub-total	2,426,926	2,155,856	330,399

Total current loans and advances	2,775,700	2,246,202	344,246
Allowance for loans and advances	(1,257,824)	(1,514,186)	(232,060)
Loans and advances, net	1,517,876	732,016	112,186

Non-current portion:
Loans receivable (i)
Auto-backed loans	16,858	—	—
Other secured loans	34,586	—	—
Total non-current loans and advances	51,444	—	—
Allowance for loans and advances	(1,801)	—	—
Loans and advances, net	49,643	—	—
(i)	Loans receivable represent loans originated by the Company with an original term up to three years and annual interest rate primarily ranging between 6%~36%;
(ii)	Acquired non-performing loans are overdue loans purchased by the Company from online investors and institutional funding partners;

Schedule of allowance for loans and advances

2018	Loans receivable			Acquired non-performing loans
		Other			Other
	Auto- backed	secured	Unsecured	Auto- backed	secured	Unsecured
	loans	loans	loans	loans	loans	loans	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Beginning balance	(5,149)	(913)	(64,515)	(252,174)	(3,755)	(79,784)	(406,290)
Current year provision	(7,864)	(4,427)	4,106	(430,213)	(53,245)	(259,929)	(751,572)
Recoveries of loans previously written off	—	—	—	(27,879)	(24)	(355)	(28,258)
Write-offs	—	—	—	242,492	18,323	154,955	415,770
Ending balance	(13,013)	(5,340)	(60,409)	(467,774)	(38,701)	(185,113)	(770,350)

2019	Loans receivable			Acquired non-performing loans
		Other			Other
	Auto-backed	secured	Unsecured	Auto-backed	secured	Unsecured
	loans	loans	loans	loans	loans	loans	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Beginning balance	(13,013)	(5,340)	(60,409)	(467,774)	(38,701)	(185,113)	(770,350)
Current year provision	9,803	2,447	34,844	(790,565)	(42,696)	(453,795)	(1,239,962)
Recoveries of loans previously written off	—	—	—	(33,587)	(1,180)	(340)	(35,107)
Write-offs	—	—	—	388,541	3,979	385,878	778,398
Deregistration of subsidiary	—	—	—	—	—	7,396	7,396
Ending balance	(3,210)	(2,893)	(25,565)	(903,385)	(78,598)	(245,974)	(1,259,625)

2020	Loans receivable			Acquired non-performing loans
		Other			Other
	Auto-backed	secured	Unsecured	Auto-backed	secured	Unsecured
	loans	loans	loans	loans	loans	loans	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Beginning balance	(3,210)	(2,893)	(25,565)	(903,385)	(78,598)	(245,974)	(1,259,625)
Current year provision	591	975	3,212	(265,167)	(204,196)	(339,151)	(803,736)
Recoveries of loans previously written off	—	—	—	(52,931)	(164)	(1,386)	(54,481)
Write-offs	—	—	—	22,857	1,883	578,916	603,656
Deregistration of subsidiary	—	—	—	—	—	—	—
Ending balance	(2,619)	(1,918)	(22,353)	(1,198,626)	(281,075)	(7,595)	(1,514,186)

Schedule of aged analysis of past due loans

		1‑30	31‑60	61‑90	91‑120	121‑150	151‑180	181‑360	Over 360
		days past	days past	days past	days past	days past	days past	days past	days past
	Current	due	due	due	due	due	due	due	due	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of December 31, 2020	39,608	84,143	31,415	34,316	32,171	30,870	28,938	405,854	1,558,887	2,246,202
As of December 31, 2019	342,602	293,232	421,891	196,128	499,724	55,026	103,648	304,428	610,462	2,827,144